SUPPLEMENTARY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SUPPLEMENTARY FINANCIAL INFORMATION

	December 31
	2021	2020
	U.S. dollars in thousands
a. Other current assets:
Institutions - VAT	$280	$187
Prepaid expenses	1,217	1,215
Government grants receivable	185	6
Other	15	11
	$1,697	$1,419

b. Accounts payable-other:
Accrued expenses	$3,611	$3,632
Employee-related accrued expenses	489	337
Provision for vacation	308	306
	$4,408	$4,275